Basic and Diluted Loss Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

	2024	2023	2022
	(in thousands, except per share data)
	£	£	£
Loss for the year	(18,997)	(27,632)	(32,021)
Basic and diluted weighted average number of ordinary shares	74,191	52,573	52,235

	£	£	£
Basic and diluted loss per ordinary share	(0.26)	(0.53)	(0.61)